BORROWINGS - Medium Term Notes (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 24,850	$ 21,529
Medium term notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.10%	3.90%
Series 15 (C$400) | Medium term notes
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 400
Borrowings, interest rate	5.88%	0.00%